Consolidated Balance Sheets - USD ($)		Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS:
Cash		$ 3,927,718	$ 4,722,955
Accounts receivable, net		1,781,360	2,038,472
Other receivables, net		75,213	30,636
Loan to third parties, current		490,420	578,477
Other current assets		146,058	179,756
Deferred offering costs		417,100	165,081
TOTAL CURRENT ASSETS		6,837,869	7,715,377
Loan to third parties, noncurrent		89,404	493,985
Property and equipment, net		868,802	696,777
Investments in unconsolidated entities		283,113	384,183
Deferred tax assets, net		403,466	317,382
TOTAL ASSETS		8,482,654	9,607,704
CURRENT LIABILITIES:
Due to related parties		252,874	327,314
Deferred revenue		620,332	341,436
Taxes payable		318,685	479,856
Other payables		268,550	69,045
Accrued expenses and other liabilities		324,510	216,740
TOTAL CURRENT LIABILITIES		1,784,951	1,434,391
TOTAL LIABILITIES		1,784,951	1,434,391
COMMITMENTS AND CONTINGENCIES
EQUITY
Common stock, $0.01 par value, 30,000,000 shares authorized; 3,200,000 shares issued and outstanding	[1]	32,000	32,000
Additional paid-in capital		217,395	217,395
Statutory reserve		222,180	217,001
Retained earnings		6,421,944	7,373,306
Accumulated other comprehensive income (loss)		(407,169)	116,015
Total shareholders' equity		6,486,350	7,955,717
Non-controlling interest		211,353	217,596
TOTAL EQUITY		6,697,703	8,173,313
TOTAL LIABILITIES AND EQUITY		$ 8,482,654	$ 9,607,704

[1]	Retrospectively restated for effect of stock split and reorganization